Interest-Bearing Borrowings - Schedule of Pledge Assets (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pledge Assets [Line Items]
Pledged Assets	¥ 7,598,604,033	¥ 2,938,621,500
Loans principal, interest and financing service fee receivables [Member]
Schedule of Pledge Assets [Line Items]
Pledged Assets	7,429,581,032	2,760,756,311
Office buildings [Member]
Schedule of Pledge Assets [Line Items]
Pledged Assets	128,208,171	134,793,318
Real estate property [Member]
Schedule of Pledge Assets [Line Items]
Pledged Assets	¥ 40,814,830	¥ 43,071,871